Derivative Financial Instruments (Summary of Notional and Fair Value Amounts of Credit Derivatives) (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2024	Mar. 31, 2024
Credit protection written
Credit Derivatives [Line Items]
Notional amount	¥ 10,566	¥ 10,145
Fair value	174	147
Credit protection written | Investment grade
Credit Derivatives [Line Items]
Notional amount	4,949	6,183
Fair value	65	110
Credit protection written | Non-investment grade
Credit Derivatives [Line Items]
Notional amount	5,617	3,962
Fair value	108	37
Credit protection purchased
Credit Derivatives [Line Items]
Notional amount	12,791	12,824
Fair value	¥ (161)	¥ (114)